VIA EDGAR

September 26, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Managed	Account Series

    BlackRock GA Disciplined Volatility Equity Fund

    BlackRock GA Enhanced Equity Fund

Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 39 to the Registration Statement (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to add an Institutional share class to each of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund (each, a “Fund”), each a series the Registrant, and to designate the currently undesignated share class of each Fund into Class K shares.

It is proposed that the Amendment will become effective on November 26, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger

Mia G. Pillinger

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Janey Ahn, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP